Note 23 -Related Party Transactions	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
23.	Related Party Transactions

The Company’s related parties include key management personnel and companies related by way of directors or shareholders in common. The Company paid and/or accrued during the year ended December 31, 2024, 2023 and 2022, following fees to management personnel and directors.

	December 31,	December 31,	December 31,
	2024	2023	2022

Management	$2,067	$2,194	$2,751
Directors	175	158	154
	$2,242	$2,352	$2,905

During the year ended December 31, 2024, the Company had share-based payments made to management and directors of $1,422 ( December 31, 2023 - $1,258 and December 31, 2022 - $620).

As at December 31, 2024, the accrued liabilities balance for related parties was $161 ( December 31, 2023 - $78 and December 31, 2022 - $389), which relates mainly to year end compensation accruals.